Pioneer High
Income Trust

Schedule of Investments | December 31, 2020

Ticker Symbol: PHT

Schedule of Investments | 12/31/20 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 139.8%
		COMMON STOCKS - 0.8% of Net Assets
		Automobiles & Components - 0.1%
	827	Lear Corp.	$ 131,518
		Total Automobiles & Components	$ 131,518
		Energy Equipment & Services - 0.6%
	89,191(a)	FTS International, Inc.	$1,712,467
		Total Energy Equipment & Services	$1,712,467
		Entertainment - 0.0%†
	6,200	AMC Entertainment Holdings, Inc.	$ 13,144
		Total Entertainment	$ 13,144
		Oil, Gas & Consumable Fuels - 0.0%†
	21	Amplify Energy Corp.	$ 28
	65,597^(a)	PetroQuest Energy, Inc.	36,078
		Total Oil, Gas & Consumable Fuels	$ 36,106
		Specialty Retail - 0.1%
	68,241+^ (a)	Targus Cayman SubCo., Ltd.	$ 90,078
		Total Specialty Retail	$ 90,078
		TOTAL COMMON STOCKS
		(Cost $2,933,199)	$1,983,313
		CONVERTIBLE PREFERRED STOCK - 0.9% of Net Assets
		Banks - 0.9%
	1,600(b)	Wells Fargo & Co., 7.5%	$2,428,640
		Total Banks	$2,428,640
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $2,022,424)	$2,428,640
		PREFERRED STOCKS - 2.5% of Net Assets
		Banks - 1.3%
	132,750(c)	GMAC Capital Trust I, 6.007% (3 Month USD LIBOR + 579 bps), 2/15/40	$3,590,888
		Total Banks	$3,590,888
		Diversified Financial Services - 1.1%
	3,000(b)(c)	Compeer Financial ACA, 6.75% (USD LIBOR + 458 bps) (144A)	$3,150,000
		Total Diversified Financial Services	$3,150,000
		Internet - 0.1%
	152,183(a)	MYT Holding LLC	$ 176,532
		Total Internet	$ 176,532
		TOTAL PREFERRED STOCKS
		(Cost $6,600,251)	$6,917,420
	Principal Amount USD ($)
		ASSET BACKED SECURITY - 0.1% of Net Assets
	300,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	$ 322,485
		TOTAL ASSET BACKED SECURITY
		(Cost $300,000)	$ 322,485
		COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9% of Net Assets
	500,000(d)	Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.9% (1 Month USD LIBOR + 1,490 bps), 11/19/22 (144A)	$ 500,000
	4,100,000(d)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.398% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	3,865,010
	790,000(d)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 5.398% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)	804,773
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $5,390,000)	$5,169,783
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2% of Net Assets
	710,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.398% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	$ 816,587
	530,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.398% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	588,211
	1,787,283(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	1,490,605
	1,500,000(d)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.045% (1 Month USD LIBOR + 690 bps), 8/25/29	1,179,307
	1,374,714(d)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.383% (1 Month USD LIBOR + 623 bps), 1/25/27 (144A)	1,325,223
	1,500,000(d)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 9.153% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	1,525,842
	161,261	L1C 3/8L1 LLC, Series 2019-1, Class B, 8.5%, 11/1/22 (144A)	157,298
	2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)	1,545,224
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $9,407,484)	$8,628,297
		CONVERTIBLE CORPORATE BONDS - 1.9% of Net Assets
		Banks - 0.0%†
IDR	1,422,679,000^	PT Bakrie & Brothers Tbk, 12/22/22	$ 5,063
		Total Banks	$ 5,063
		Chemicals - 1.5%
	4,000,000(e)	Hercules LLC, 6.5%, 6/30/29	$4,015,000
		Total Chemicals	$4,015,000
		Leisure Time - 0.2%
	490,000	Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23 (144A)	$ 651,329
		Total Leisure Time	$ 651,329
	Principal Amount USD ($)		Value
		Pharmaceuticals - 0.2%
	1,300,000	Tricida, Inc., 3.5%, 5/15/27 (144A)	$ 651,817
		Total Pharmaceuticals	$ 651,817
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $4,257,773)	$5,323,209
		CORPORATE BONDS - 122.3% of Net Assets
		Advertising - 1.5%
	200,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$ 211,000
	3,940,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	3,994,175
		Total Advertising	$4,205,175
		Aerospace & Defense - 0.9%
	1,210,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	$1,415,700
	745,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	781,319
	270,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)	296,325
		Total Aerospace & Defense	$2,493,344
		Airlines - 1.8%
	1,455,000	Delta Air Lines, Inc., 3.75%, 10/28/29	$1,410,263
	355,000	Delta Air Lines, Inc., 7.375%, 1/15/26	405,517
	1,380,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	1,483,500
EUR	2,000,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	1,722,254
		Total Airlines	$5,021,534
		Auto Manufacturers - 2.6%
	1,650,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	$1,695,375
	1,399,000	General Motors Co., 6.125%, 10/1/25	1,696,943
	2,260,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	2,389,950
	1,190,000	Navistar International Corp., 9.5%, 5/1/25 (144A)	1,335,775
		Total Auto Manufacturers	$7,118,043
		Auto Parts & Equipment - 1.9%
	2,000,000	American Axle & Manufacturing, Inc., 6.5%, 4/1/27	$2,105,000
	1,798,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	1,893,168
	1,195,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25	1,350,709
		Total Auto Parts & Equipment	$5,348,877
		Banks - 5.9%
	825,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$ 863,156
	600,000(b)(c)	Bank of America Corp., 6.5% (3 Month USD LIBOR + 417 bps)	685,500
	1,800,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	1,935,000
	700,000(b)(c)	Credit Suisse Group AG, 7.5% (5 Year USD Swap Rate + 460 bps) (144A)	778,225
	1,931,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	2,014,265
	2,147,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	2,243,615
	675,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	766,125
	2,250,000(b)(c)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	2,335,298
	3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,500,375
	980,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	1,003,549
		Total Banks	$16,125,108
		Building Materials - 1.9%
	1,491,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	$1,617,303
	470,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	499,375
	420,000	CP Atlas Buyer, Inc., 7.0%, 12/1/28 (144A)	436,800
	2,062,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	2,247,580
	140,000	Summit Materials LLC/Summit Materials Finance Corp., 5.125%, 6/1/25 (144A)	142,450
	150,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	157,500
		Total Building Materials	$5,101,008
		Chemicals - 4.5%
	36,000	Blue Cube Spinco LLC, 9.75%, 10/15/23	$ 36,990
	210,000	Blue Cube Spinco LLC, 10.0%, 10/15/25	222,337
	1,455,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	1,556,850
	1,330,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	1,400,490
	2,250,000	LYB Finance Co. BV, 8.1%, 3/15/27 (144A)	3,107,956
	470,000	Olin Corp., 9.5%, 6/1/25 (144A)	587,288
	2,316,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	2,350,740
	1,290,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	1,380,300
	1,634,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	1,701,403
		Total Chemicals	$12,344,354
		Coal - 0.9%
	2,429,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$2,411,268
		Total Coal	$2,411,268
		Commercial Services - 6.9%
	350,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 373,205
	1,905,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	2,076,450
	950,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	1,021,250
	3,850,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	3,979,937
	1,025,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	1,095,469
	3,226,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	3,572,795
	319,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)	338,140
	4,155,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,460,766
	1,093,000	Sotheby's, 7.375%, 10/15/27 (144A)	1,170,876
	862,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	934,193
		Total Commercial Services	$19,023,081
	Principal Amount USD ($)		Value
		Computers - 0.6%
	555,000	Dell International LLC/EMC Corp., 7.125%, 6/15/24 (144A)	$ 575,605
	175,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	196,000
	730,000	NCR Corp., 5.0%, 10/1/28 (144A)	770,150
	155,000	NCR Corp., 8.125%, 4/15/25 (144A)	172,614
		Total Computers	$1,714,369
		Diversified Financial Services - 6.5%
	4,055,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	$4,289,379
	2,150,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	1,854,375
	1,240,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	905,200
	3,105,000	Credito Real SAB de CV SOFOM ER, 9.5%, 2/7/26 (144A)	3,368,956
EUR	480,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	600,781
GBP	820,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	1,151,059
	2,072,500(f)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK or 6.50% cash), 9/15/24 (144A)	1,849,706
	1,020,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	1,066,125
	845,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	896,756
	160,000	OneMain Finance Corp., 6.625%, 1/15/28	190,000
	460,000	OneMain Finance Corp., 8.875%, 6/1/25	520,375
	1,290,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	1,286,775
		Total Diversified Financial Services	$17,979,487
		Electric - 3.4%
	825,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$ 952,883
	1,010,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	1,179,478
	2,240,000	NRG Energy, Inc., 6.625%, 1/15/27	2,365,530
	950,000	NRG Energy, Inc., 7.25%, 5/15/26	1,002,250
	1,120,421	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	1,187,646
	1,520,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	1,637,800
	1,100,000	Talen Energy Supply LLC, 10.5%, 1/15/26 (144A)	978,483
	6,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	6,382
		Total Electric	$9,310,452
		Electrical Components & Equipment - 0.5%
	750,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	$ 824,872
	520,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	591,391
		Total Electrical Components & Equipment	$1,416,263
		Engineering & Construction - 1.3%
	3,010,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	$3,348,956
	704,038(g)	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	281,615
		Total Engineering & Construction	$3,630,571
		Entertainment - 5.4%
	768,000	AMC Entertainment Holdings, Inc., 10.5%, 4/24/26 (144A)	$ 518,400
	2,135,980(f)	AMC Entertainment Holdings, Inc., 12.0% (12.0% PIK or 10.0% cash), 6/15/26 (144A)	469,916
	1,085,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	1,201,119
EUR	1,025,000	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)	1,244,118
	854,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	856,135
	1,040,000(f)	Codere Finance 2 Luxembourg SA, 11.625% (7.125% PIK or 4.5% cash), 11/1/23 (144A)	676,000
	3,369,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	3,794,336
	395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	452,334
	656,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)	733,421
	1,910,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	2,053,651
	1,910,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	2,096,225
	571,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	615,310
	230,000	SeaWorld Parks & Entertainment, Inc., 9.5%, 8/1/25 (144A)	249,694
		Total Entertainment	$14,960,659
		Environmental Control - 1.5%
	815,000	Covanta Holding Corp., 5.0%, 9/1/30	$ 871,999
	1,691,000	Covanta Holding Corp., 6.0%, 1/1/27	1,776,138
	1,280,000	Tervita Corp., 11.0%, 12/1/25 (144A)	1,377,331
		Total Environmental Control	$4,025,468
		Food - 3.8%
	531,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.5%, 3/15/26 (144A)	$ 594,216
	1,412,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	1,447,300
	775,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	870,712
	625,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	727,562
	1,240,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	1,302,012
	2,310,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	2,359,088
	2,618,000	Simmons Foods, Inc., 7.75%, 1/15/24 (144A)	2,725,993
	460,000	United Natural Foods, Inc., 6.75%, 10/15/28 (144A)	481,266
		Total Food	$10,508,149
		Forest Products & Paper - 1.6%
	1,655,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$1,673,635
	1,770,000	Mercer International, Inc., 7.375%, 1/15/25	1,841,933
	831,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	880,860
		Total Forest Products & Paper	$4,396,428
		Healthcare-Products - 0.9%
	2,235,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$2,380,275
		Total Healthcare-Products	$2,380,275
		Healthcare-Services - 6.4%
	1,425,000	Auna SAA, 6.5%, 11/20/25 (144A)	$1,511,070
	1,340,000	Centene Corp., 4.625%, 12/15/29	1,487,681
	580,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/27 (144A)	623,645
	Principal Amount USD ($)		Value
		Healthcare-Services - (continued)
	265,000	CHS/Community Health Systems, Inc., 6.0%, 1/15/29 (144A)	$ 286,269
	580,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	622,810
	385,000	Lifepoint Health, Inc., 5.375%, 1/15/29 (144A)	384,172
	2,640,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	2,805,000
	2,396,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	2,647,580
	2,500,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	2,762,500
	4,357,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	4,465,925
		Total Healthcare-Services	$17,596,652
		Holding Companies-Diversified - 0.9%
	2,395,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$2,454,875
		Total Holding Companies-Diversified	$2,454,875
		Home Builders - 2.6%
	475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 494,570
	1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	1,302,262
	1,680,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)	1,736,700
	800,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.375%, 5/15/25 (144A)	823,000
	730,000	Empire Communities Corp., 7.0%, 12/15/25 (144A)	769,318
	790,000	KB Home, 7.5%, 9/15/22	863,075
	1,035,000	KB Home, 7.625%, 5/15/23	1,143,675
		Total Home Builders	$7,132,600
		Housewares - 0.1%
	250,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$ 267,187
		Total Housewares	$ 267,187
		Insurance - 5.9%
	3,800,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$4,858,261
	3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month USD LIBOR + 712 bps), 6/15/58 (144A)	4,513,644
	3,000,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	4,823,243
	1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,884,627
		Total Insurance	$16,079,775
		Internet - 0.3%
	465,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$ 538,982
	235,000	Expedia Group, Inc., 7.0%, 5/1/25 (144A)	259,019
		Total Internet	$ 798,001
		Iron & Steel - 1.4%
	1,840,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	$1,987,200
	235,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	276,419
	1,470,000	Commercial Metals Co., 5.375%, 7/15/27	1,547,175
		Total Iron & Steel	$3,810,794
		Leisure Time - 2.4%
	215,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 234,240
EUR	280,000	Carnival Corp., 7.625%, 3/1/26 (144A)	361,705
	285,000	Carnival Corp., 10.5%, 2/1/26 (144A)	332,025
	780,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	820,420
EUR	350,000	Pinnacle Bidco Plc, 5.5%, 2/15/25 (144A)	420,974
	270,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	292,950
	638,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	745,854
	708,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	692,409
	2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,734,200
		Total Leisure Time	$6,634,777
		Lodging - 2.7%
	880,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)	$ 978,727
	950,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	990,556
	910,000	Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31 (144A)	960,150
	815,000	Hyatt Hotels Corp., 5.375%, 4/23/25	921,045
	390,000	Hyatt Hotels Corp., 5.75%, 4/23/30	479,423
	325,000	Marriott International, Inc., 5.75%, 5/1/25	380,153
	1,700,000	MGM Resorts International, 6.0%, 3/15/23	1,825,375
	725,000	Wyndham Destinations, Inc., 6.625%, 7/31/26 (144A)	830,125
		Total Lodging	$7,365,554
		Machinery-Diversified - 0.6%
	1,517,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)	$1,579,576
		Total Machinery-Diversified	$1,579,576
		Media - 3.1%
	2,083,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	$2,109,037
	3,340,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	2,020,700
	303,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	317,771
	1,057,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	1,157,415
	460,000	Scripps Escrow II, Inc., 5.375%, 1/15/31 (144A)	479,550
EUR	890,000	Virgin Media Finance Plc, 3.75%, 7/15/30 (144A)	1,105,798
GBP	890,000	Virgin Media Vendor Financing Notes III, DAC, 4.875%, 7/15/28 (144A)	1,240,745
		Total Media	$8,431,016
		Mining - 4.1%
	1,500,000	Coeur Mining, Inc., 5.875%, 6/1/24	$1,511,250
	375,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	390,938
	705,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	764,925
	1,750,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	1,803,681
	692,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	745,630
	Principal Amount USD ($)		Value
		Mining - (continued)
	1,236,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	$1,283,895
	3,276,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	3,710,070
	1,000,000	Novelis Corp., 5.875%, 9/30/26 (144A)	1,045,000
		Total Mining	$11,255,389
		Miscellaneous Manufacturers - 0.2%
	424,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	$ 436,720
		Total Miscellaneous Manufacturers	$ 436,720
		Multi-National - 0.3%
IDR	10,330,000,000	Inter-American Development Bank, 7.875%, 3/14/23	$ 788,977
		Total Multi-National	$ 788,977
		Oil & Gas - 7.9%
	199,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.0%, 4/1/22 (144A)	$ 202,980
	4,000,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	2,545,280
	1,400,000	Cenovus Energy, Inc., 5.375%, 7/15/25	1,578,430
	1,402,000	Cenovus Energy, Inc., 6.75%, 11/15/39	1,853,576
	330,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/25 (144A)	353,100
	3,779,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	3,864,027
	250,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	257,513
	561,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	566,610
	1,535,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,584,888
	2,000,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,978,540
	1,375,000	Occidental Petroleum Corp., 4.4%, 4/15/46	1,198,264
	1,965,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28	1,122,506
	1,145,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	1,128,856
	1,245,000	Petroleos Mexicanos, 6.875%, 10/16/25 (144A)	1,363,151
	683,849(f)	PetroQuest Energy, Inc., 10.0% (10.0% PIK or 0.0% cash), 2/15/24	1,710
	2,819,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,296,740
	1,000,000	YPF SA, 6.95%, 7/21/27 (144A)	720,000
ARS	15,750,000	YPF SA, 16.5%, 5/9/22 (144A)	131,117
		Total Oil & Gas	$21,747,288
		Oil & Gas Services - 2.1%
	385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 400,769
	2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,779,954
	1,940,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	1,619,900
	525,000	SESI LLC, 7.75%, 9/15/24	168,000
	703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	750,509
		Total Oil & Gas Services	$5,719,132
		Packaging & Containers - 1.0%
	1,087,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	$1,126,404
	1,500,000	Greif, Inc., 6.5%, 3/1/27 (144A)	1,586,250
		Total Packaging & Containers	$2,712,654
		Pharmaceuticals - 3.7%
	1,005,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$1,117,731
	920,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	946,450
	535,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	588,072
	535,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	601,399
	1,970,000	Endo, DAC/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)	1,674,500
	1,376,000	Endo, DAC/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	1,535,960
	965,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	1,037,375
	579,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	628,215
	2,080,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	2,059,408
		Total Pharmaceuticals	$10,189,110
		Pipelines - 9.4%
	3,500,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$3,473,750
	910,000	DCP Midstream Operating LP, 5.6%, 4/1/44	938,410
	1,175,000(c)	DCP Midstream Operating LP, 5.85% (3 Month USD LIBOR + 385 bps), 5/21/43 (144A)	1,010,500
	1,210,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,173,700
	1,524,000(d)	Energy Transfer Operating LP, 3.232% (3 Month USD LIBOR + 302 bps), 11/1/66	1,062,990
	1,965,000(b)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	1,866,750
	925,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	901,875
	248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	197,629
	717,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	575,392
	770,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.0%, 1/15/27	762,454
	421,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27	450,470
	1,600,000	Harvest Midstream I LP, 7.5%, 9/1/28 (144A)	1,702,000
	1,240,000	Hess Midstream Operations LP, 5.625%, 2/15/26 (144A)	1,289,600
	2,515,000	Northriver Midstream Finance LP, 5.625%, 2/15/26 (144A)	2,597,492
	1,150,000	NuStar Logistics LP, 6.375%, 10/1/30	1,302,720
	1,850,000	ONEOK, Inc., 6.875%, 9/30/28	2,330,651
	1,885,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	1,804,887
	1,801,000	Williams Cos., Inc., 5.75%, 6/24/44	2,334,181
		Total Pipelines	$25,775,451
		REITs - 2.3%
	814,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	$ 852,665
	1,363,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	1,456,706
	3,676,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	3,948,796
		Total REITs	$6,258,167
		Retail - 3.3%
	1,240,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$1,178,000
	Principal Amount USD ($)		Value
		Retail - (continued)
	589,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	$ 631,702
	1,045,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	1,037,497
	470,000	IRB Holding Corp., 7.0%, 6/15/25 (144A)	513,475
	1,625,000	L Brands, Inc., 6.625%, 10/1/30 (144A)	1,807,813
	2,859,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	3,073,425
	798,000	Staples, Inc., 7.5%, 4/15/26 (144A)	833,327
		Total Retail	$9,075,239
		Software - 0.5%
	1,350,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	$1,414,395
		Total Software	$1,414,395
		Telecommunications - 5.2%
	1,495,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)	$1,513,687
	1,169,000	Altice France Holding SA, 10.5%, 5/15/27 (144A)	1,312,203
	270,000	Altice France SA, 5.125%, 1/15/29 (144A)	279,450
	1,700,000	CenturyLink, Inc., 5.625%, 4/1/25	1,833,875
	1,075,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)	1,146,219
	559,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	571,578
	119,296	Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd., 8.0%, 12/31/26 (144A)	99,761
	298,833	Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd., 8.75%, 5/25/24 (144A)	313,775
	158,424(f)	Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd., 13.0% (7.0% PIK or 6.0% cash), 12/31/25 (144A)	160,800
	1,050,000	Logan Merger Sub, Inc., 5.5%, 9/1/27 (144A)	1,099,875
	3,080,000	Sprint Corp., 7.125%, 6/15/24	3,603,600
	41,000	Sprint Corp., 7.625%, 3/1/26	50,889
	2,385,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,401,695
		Total Telecommunications	$14,387,407
		Transportation - 1.3%
	1,240,000	Watco Cos., LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)	$1,342,300
	2,055,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	2,291,325
		Total Transportation	$3,633,625
		Trucking & Leasing - 0.3%
	690,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 790,913
		Total Trucking & Leasing	$ 790,913
		TOTAL CORPORATE BONDS
		(Cost $314,480,599)	$335,849,187
		FOREIGN GOVERNMENT BONDS - 1.4% of Net Assets
		Bahrain - 0.4%
	1,055,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)	$1,115,405
		Total Bahrain	$1,115,405
		Mexico - 0.8%
MXN	38,420,700	Mexican Bonos, 8.0%, 12/7/23	$2,118,399
		Total Mexico	$2,118,399
		Russia - 0.2%
	591,600(h)	Russian Government International Bond, 7.5%, 3/31/30	$ 686,457
		Total Russia	$ 686,457
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $3,542,020)	$3,920,261
	Face Amount USD ($)
		INSURANCE-LINKED SECURITIES - 1.0% of Net Assets#
		Collateralized Reinsurance - 0.2%
		Multiperil - U.S. - 0.0%†
	500,000+(i)	Dingle Re 2019, 2/1/21	$ 10,263
		Multiperil - Worldwide - 0.2%
	500,000+(a)(i)	Cypress Re 2017, 1/10/21	$ 50
	324,897+(a)(i)	Gloucester Re 2018, 2/28/21	57,182
	12,000+(i)	Limestone Re 2016-1, 8/31/21	195
	12,000+(i)	Limestone Re 2016-1, 8/31/21	196
	54,000+(a)(i)	Limestone Re 2019-2, 3/1/23 (144A)	94,802
	277,770+(a)(i)	Oyster Bay Re 2018, 1/15/21	252,104
	400,000+(a)(i)	Resilience Re, 4/6/21 (144A)	40
	300,000+(a)(i)	Wentworth Re 2020-1, 12/31/23	304,500
			$ 709,069
		Total Collateralized Reinsurance	$ 719,332
		Reinsurance Sidecars - 0.8%
		Multiperil - U.S. - 0.1%
	1,000,000+(a)(i)	Carnoustie Re 2017, 11/30/21	$ 131,800
	500,000+(a)(j)	Harambee Re 2018, 12/31/21	9,300
	600,000+(j)	Harambee Re 2019, 12/31/22	9,720
			$ 150,820
		Multiperil - Worldwide - 0.7%
	3,037+(j)	Alturas Re 2019-2, 3/10/22	$ 14,103
	24,550+(a)(j)	Alturas Re 2019-3, 9/12/23	40,274
	250,000+(a)(i)	Alturas Re 2020-1A, 3/10/23 (144A)	174,925
	246,000+(a)(j)	Alturas Re 2020-2, 1/31/21	263,343
	1,167,977+(a)(i)	Berwick Re 2018-1, 12/31/21	142,143
	834,446+(a)(i)	Berwick Re 2019-1, 12/31/22	99,716
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	1,000+(i)	Limestone Re 2018, 3/1/22	$ 10,352
	500,000+(a)(j)	Lorenz Re 2018, 7/1/21	5,950
	499,318+(a)(j)	Lorenz Re 2019, 6/30/22	32,905
	500,000+(a)(i)	Merion Re 2018-2, 12/31/21	562,171
	1,000,000+(i)	Pangaea Re 2016-2, 11/30/21	1,783
	500,000+(a)(i)	Pangaea Re 2018-1, 12/31/21	10,527
	1,000,000+(a)(i)	Pangaea Re 2018-3, 7/1/22	20,743
	409,624+(a)(i)	Pangaea Re 2019-1, 2/1/23	8,536
	735,313+(a)(i)	Pangaea Re 2019-3, 7/1/23	26,450
	300,000+(a)(i)	Sector Re V, 12/1/23 (144A)	91,021
	20,000+(a)(i)	Sector Re V, 12/1/24 (144A)	50,127
	500,000+(a)(i)	St. Andrews Re 2017-1, 2/1/21	33,900
	250,000+(a)(i)	Sussex Re 2020-1, 12/31/22	273,000
	1,000,000+(a)(i)	Versutus Re 2017, 11/30/21	–
	500,000+(a)(i)	Versutus Re 2018, 12/31/21	–
	441,274+(i)	Versutus Re 2019-A, 12/31/21	17,739
	58,727+(i)	Versutus Re 2019-B, 12/31/21	2,361
	253,645+(a)(i)	Woburn Re 2018, 12/31/21	23,370
	244,914+(a)(i)	Woburn Re 2019, 12/31/22	82,465
			$1,987,904
		Total Reinsurance Sidecars	$2,138,724
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $3,554,838)	$2,858,056
	Principal Amount USD ($)
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.8% of Net Assets*(d)
		Aerospace & Defense - 0.5%
	1,140,000	Grupo Aeroméxico, SAB De CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21	$1,161,375
	109,013	Grupo Aeroméxico, SAB De CV, DIP Tranche 2 Term Loan, 3.817% (LIBOR + 1,450 bps), 12/31/21	111,874
		Total Aerospace & Defense	$1,273,249
		Diversified & Conglomerate Service - 0.9%
	1,466,331	First Brands Group LLC, First Lien Tranche B-3 Term Loan, 8.5% (LIBOR + 750 bps), 2/2/24	$1,464,955
	1,080,771	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	974,045
		Total Diversified & Conglomerate Service	$2,439,000
		Healthcare, Education & Childcare - 1.0%
	2,194,211	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.897% (LIBOR + 375 bps), 11/16/25	$2,192,708
	511,138	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 9.0% (LIBOR + 800 bps), 9/3/24	526,472
		Total Healthcare, Education & Childcare	$2,719,180
		Machinery - 0.1%
	365,906	Blount International, Inc., New Refinancing Term Loan, 4.75% (LIBOR + 375 bps), 4/12/23	$ 369,108
		Total Machinery	$ 369,108
		Oil & Gas - 0.1%
	825,530	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.0% (LIBOR + 600 bps), 11/30/20	$ 185,744
		Total Oil & Gas	$ 185,744
		Securities & Trusts - 0.5%
	1,381,300	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$1,381,300
	100,100	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.25% (LIBOR + 800 bps), 12/23/25	100,100
		Total Securities & Trusts	$1,481,400
		Telecommunications - 0.7%
	1,975,000	Commscope, Inc., Initial Term Loan, 3.397% (LIBOR + 325 bps), 4/6/26	$1,966,184
		Total Telecommunications	$1,966,184
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $10,864,448)	$10,433,865
	Shares
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Construction & Engineering - 0.0%†
	499,469(a)(k)	Abengoa Abenewco 2 SA, 4/26/24 (144A)	$4,690
	499,469(a)(k)	Abengoa Abenewco 2 SA, 4/26/24 (144A)	300
		Total Construction & Engineering	$4,990
		Health Care Providers & Services - 0.0%†
	1,819,798(l)	ANR, Inc., 3/31/23	$10,919
		Total Health Care Providers & Services	$10,919
		Oil, Gas & Consumable Fuels - 0.0%†
	354(a)(m)	Contura Energy, Inc., 7/26/23	$106
		Total Oil, Gas & Consumable Fuels	$106
		TOTAL RIGHTS/WARRANTS
		(Cost $853,869)	$16,015

Number of Contracts	Description	Counterparty	Amount		Strike Price		Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED – 0.0%†
5,690,000	Put EUR Call USD	Bank of America NA	USD	88,626	USD	1.11	3/8/21	$177
773,000	Put EUR Call USD	Bank of America NA	EUR	12,793	EUR	1.11	6/4/21	532
1,550,000	Put EUR Call USD	Goldman Sachs International	EUR	6,900	EUR	1.21	1/29/21	5,852
2,400,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR	15,575	EUR	1.15	5/17/21	4,507
								$11,068
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $123,894)							$11,068
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 139.8%
	(Cost $364,330,799) (n)							$383,861,599
	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN – (0.1)%
(773,000)	Call EUR Put USD	Bank of America NA	EUR	12,793	EUR	1.17	6/4/21	$(45,585)
(5,690,000)	Call EUR Put USD	Bank of America NA	USD	88,625	USD	1.20	3/8/21	(146,085)
(2,400,000)	Call EUR Put USD	JPMorgan Chase Bank NA	EUR	15,576	EUR	1.24	5/17/21	(32,908)
(1,550,000)	Call EUR Put USD	Goldman Sachs International	EUR	6,900	EUR	1.25	1/29/21	(4,408)
								$(228,986)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(123,894))							$(228,986)
	OTHER ASSETS AND LIABILITIES - (39.7)%							$(108,960,488)
	NET ASSETS - 100.0%							$274,672,125

r
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2020, the value of these securities amounted to $275,684,274, or 100.4% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2020.
(d)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2020.
(e)	Security is priced as a unit.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Security is in default.
(h)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2020.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Abengoa Abenewco 2 SA warrants are exercisable into 998,938 shares.
(l)	ANR, Inc. warrants are exercisable into 1,819,798 shares.
(m)	Contura Energy, Inc. warrants are exercisable into 354 shares.
(n)	Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:
	United States	76.3%
	Canada	6.9
	Luxembourg	2.9
	United Kingdom	1.9
	Mexico	1.8
	Netherlands	1.4
	Ireland	1.2
	Multinational	1.1
	Bermuda	1.0
	Other (individually less than 1%)	5.5
		100.0%
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$ 3,037	$ 14,103
Alturas Re 2019-3	6/26/2019	24,550	40,274
Alturas Re 2020-1A	12/27/2019	250,000	174,925
Alturas Re 2020-2	1/1/2020	246,000	263,343
Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2018-1	1/10/2018	$ 222,517	$ 142,143
Berwick Re 2019-1	12/31/2018	99,709	99,716
Carnoustie Re 2017	1/3/2017	237,757	131,800
Cypress Re 2017	1/24/2017	1,681	50
Dingle Re 2019	3/4/2019	–	10,263
Gloucester Re 2018	1/2/2018	52,650	57,182
Harambee Re 2018	12/19/2017	39,023	9,300
Harambee Re 2019	12/20/2018	–	9,720
Limestone Re 2016-1	12/15/2016	990	196
Limestone Re 2016-1	12/15/2016	990	195
Limestone Re 2018	6/20/2018	1,000	10,352
Limestone Re 2019-2	6/20/2018	54,000	94,802
Lorenz Re 2018	6/26/2018	114,974	5,950
Lorenz Re 2019	6/26/2019	162,426	32,905
Merion Re 2018-2	12/28/2017	500,000	562,171
Oyster Bay Re 2018	1/17/2018	247,921	252,104
Pangaea Re 2016-2	5/31/2016	–	1,783
Pangaea Re 2018-1	12/26/2017	71,503	10,527
Pangaea Re 2018-3	5/31/2018	240,861	20,743
Pangaea Re 2019-1	1/9/2019	4,301	8,536
Pangaea Re 2019-3	7/25/2019	22,059	26,450
Resilience Re	4/13/2017	1,307	40
Sector Re V	1/1/2020	20,000	50,127
Sector Re V	12/4/2018	163,942	91,021
St. Andrews Re 2017-1	1/5/2017	33,874	33,900
Sussex Re 2020-1	1/23/2020	250,000	273,000
Versutus Re 2017	1/5/2017	66,241	–
Versutus Re 2018	1/31/2018	6,312	–
Versutus Re 2019-A	1/28/2019	–	17,739
Versutus Re 2019-B	12/24/2018	–	2,361
Wentworth Re 2020-1	1/28/2020	246,731	304,500
Woburn Re 2018	10/19/2018	94,515	23,370
Woburn Re 2019	2/14/2019	73,967	82,465
Total Restricted Securities			$2,858,056
% of Net assets			1.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,430,000	USD	(4,068,247)	Bank of New York Mellon Corp.	1/26/21	$122,397
NOK	7,297,056	EUR	(666,840)	Bank of New York Mellon Corp.	1/7/21	35,489
USD	394,568	EUR	(325,000)	Bank of New York Mellon Corp.	2/25/21	(2,755)
EUR	1,880,000	USD	(2,297,180)	State Street Bank & Trust Co.	3/26/21	2,672
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$157,803

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2020, in valuing the Trust's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$28	$36,078	$–	$36,106
Specialty Retail	–	–	90,078	90,078
All Other Common Stocks	1,857,129	–	–	1,857,129
Convertible Preferred Stock	2,428,640	–	–	2,428,640
Preferred Stocks
Diversified Financial Services	–	3,150,000	–	3,150,000
Internet	–	176,532	–	176,532
All Other Preferred Stock	3,590,888	–	–	3,590,888
Asset Backed Security	–	322,485	–	322,485
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$–	$5,169,783	$–	$5,169,783
Commercial Mortgage-Backed Securities	–	8,628,297	–	8,628,297
Convertible Corporate Bonds	–	5,323,209	–	5,323,209
Corporate Bonds	–	335,849,187	–	335,849,187
Foreign Government Bonds	–	3,920,261	–	3,920,261
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	–	–	10,263	10,263
Multiperil - Worldwide	–	–	709,069	709,069
Reinsurance Sidecars
Multiperil - U.S.	–	–	150,820	150,820
Multiperil - Worldwide	–	–	1,987,904	1,987,904
Senior Secured Floating Rate Loan Interests	–	10,433,865	–	10,433,865
Rights/Warrants
Construction & Engineering	–	4,990	–	4,990
Health Care Providers & Services	–	10,919	–	10,919
Oil, Gas & Consumable Fuels	–	106	–	106
Over The Counter (OTC) Currency Put Option Purchased	–	11,068	–	11,068
Total Investments in Securities	$7,876,685	$373,036,780	$2,948,134	$383,861,599
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(228,986)	$–	$(228,986)
Net unrealized appreciation on forward foreign currency exchange contracts	–	157,803	–	157,803
Total Other Financial Instruments	$–	$(71,183)	$–	$(71,183)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 3/31/20	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in and out of Level 3 categories*	Balance as of 12/31/20
Common Stocks
Oil, Gas & Consumable Fuels	$81,996	$--	$--	$--	$--	$--	$(81,996)	$--
Specialty Retail	81,207	--	8,871	--	--	--	--	90,078
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	510,263	--	(44,054)	--	(455,946)	--	--	10,263
Multiperil – U.S. Regional	256,041	--	(19,156)	--	(236,885)	--	--	--
Multiperil - Worldwide	1,257,279	(32,920)	81,866	--	(597,156)	--	--	709,069
Reinsurance Sidecars
Multiperil - U.S.	282,565	(67,456)	(5,527)	--	(58,762)	--	--	150,820
Multiperil - Worldwide	4,664,477	(87,820)	(101,575)	--	(2,487,178)	--	--	1,987,904
Total	$7,133,828	$(188,196)	$(79,575)	$--	$(3,835,927)	$--	$(81,996)	$2,948,134

*
Transfers are calculated on the beginning of period values. During the three months ended December 31, 2020, an investment having a value of $81,996 was transferred from Level 3 to Level 2, due to valuing the security using observable inputs. There were no other transfers in and out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2020: $(186,692).